Consolidated Balance Sheet (Parentheticals)	Dec. 31, 2025 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.01
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	5,000,000,000
Common stock, shares issued	346,548,153
Common stock, shares outstanding	346,548,153
Class B Common Stock
Common stock, par value | $ / shares	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares issued	304,842,759
Common stock, shares outstanding	304,842,759